CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cash Flows from Operating Activities:
Net income	¥ 5,975,643	$ 854,507	¥ 6,248,116	¥ 4,268,577
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and reduction in right-of-use assets	68,121	9,741	74,894	73,762
Share-based compensation	378,374	54,107	167,613	185,604
Investment loss				30,112
Provision for loan principal, financial assets receivables and other receivables	4,179,497	597,660	3,491,661	2,712,936
Provision for contingent liabilities	1,667,742	238,484	478,404	3,053,810
Foreign exchange gain	(159,570)	(22,818)	(1,512)	(2,356)
Fair value change of derivatives	175,691	25,123		4,527
Gain on debt extinguishment	(270,135)	(38,629)
Amortization of issuance cost of convertible senior notes	22,242	3,181
Changes in operating assets and liabilities
Funds receivable from third party payment service providers	(386,050)	(55,204)	1,141,307	(444,638)
Accounts receivable and contract assets	930,699	133,088	367,808	(123,379)
Financial assets receivable	(243,994)	(34,891)	1,079,514	143,463
Prepaid expenses and other assets	742,013	106,106	(1,088,735)	58,265
Security deposit prepaid to third-party guarantee companies	(163,081)	(23,320)	44,454	189,628
Deferred tax	(292,894)	(41,883)	76,025	78,097
Other non-current assets	22,563	3,227	(27,711)	(28,011)
Amounts due to related parties	(58,934)	(8,427)	28,144	355,262
Guarantee liabilities	(1,684,280)	(240,849)	(3,431,717)	(3,435,682)
Income tax payable	42,491	6,076	298,477	76,333
Other tax payable	(66,562)	(9,518)	(11,354)	13,038
Accrued expenses and other current liabilities	265,041	37,900	485,684	52,626
Other long-term liabilities	6,634	949	(4,160)	(7,269)
Interest receivable/ payable	(67,503)	(9,653)	(73,601)	(136,355)
Net cash provided by operating activities	11,083,748	1,584,956	9,343,311	7,118,350
Cash Flows from Investing Activities:
Purchase of property and equipment and intangible assets	(240,542)	(34,397)	(153,150)	(84,554)
Investment in loans receivable	(120,448,307)	(17,223,879)	(102,799,121)	(92,202,671)
Collection of investment in loans receivable	107,477,329	15,369,054	98,311,782	81,131,580
Purchase of short-term investments	(10,116,360)	(1,446,620)	(4,641,665)	(248,361)
Proceeds from disposal of short-term investments	10,453,869	1,494,883	1,308,446	303,301
Other investing activities	(208,033)	(29,748)	(20,373)	(47,084)
Net cash used in investing activities	(13,082,044)	(1,870,707)	(7,994,081)	(11,147,789)
Cash Flows from Financing Activities:
Payment of Secondary Listing costs				(16,023)
Repayment of short-term loans	(2,037,754)	(291,395)	(1,318,586)	(176,000)
Repayment of long-term loans			(369)
Proceeds from short-term loans	1,874,272	268,017	1,889,939	824,586
Proceeds from long-term loans	215,871	30,869	157,211	72,767
Cash received from investors of the consolidated trusts	19,131,400	2,735,754	13,453,001	10,410,300
Cash paid to investors of the consolidated trusts	(13,191,619)	(1,886,376)	(12,059,532)	(8,471,288)
Stock repurchase	(4,848,116)	(693,271)	(2,973,192)	(636,179)
Dividend to shareholders	(1,378,103)	(197,066)	(1,262,935)	(941,705)
Loans received from non-controlling interests	9,171	1,311
Proceeds from convertible senior notes,net of issuance cost	4,917,431	703,183
Repurchase of convertible senior notes	(1,908,688)	(272,939)
Net cash from provided by (used in)financing activities	2,783,865	398,087	(2,114,463)	1,066,458
Effect of foreign exchange rate changes	(50,451)	(7,215)	12,036	9,615
Net (decrease) increase in cash and cash equivalents	735,118	105,121	(753,197)	(2,953,366)
Cash, cash equivalents, and restricted cash, beginning of year	6,805,800	973,216	7,558,997	10,512,363
Cash, cash equivalents, and restricted cash, end of year	7,540,918	1,078,337	6,805,800	7,558,997
Supplemental disclosures of cash flow information:
Income taxes paid	(1,607,926)	(229,930)	(1,264,982)	(852,562)
Interest paid (not including interest paid to investors of consolidated trusts)	(34,181)	$ (4,888)	(18,585)	(12,868)
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	4,696,817		4,452,416	4,177,890
Restricted cash	2,844,101		2,353,384	3,381,107
Total cash, cash equivalents, and restricted cash	¥ 7,540,918		¥ 6,805,800	¥ 7,558,997